Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Operating activities
Net loss for the year	$ (27,347)	$ (30,449)
Adjustments for items not involving cash:
Depreciation	331	202
Accretion	37	35
Financing costs	36	1,266
Share of loss on investment in joint venture	70	40
Adjustments for share-based payments	2,298	3,287
Unrealized loss on short-term investments	29	0
Unrealized loss on long-term investments	0	180
Loss on loan modification	0	422
Share of loss in associate	1,458	116
Deferred income tax expense	168	4,900
Impairment of exploration and evaluation assets	74	1,809
Recovery on the receipt of mineral property option payments	(2,260)	(2,696)
Net foreign exchange loss	0	52
Net changes in non-cash working capital items:
Inventory	(12)	(37)
Other receivables	240	(220)
Prepaid expenses and deposits	486	(940)
Accounts payable and accrued liabilities	(156)	37
Incomes taxes payable	1,985	7
Withholdings taxes payable	0	89
Due to related parties	35	68
Cash used in operating activities	(22,528)	(21,832)
Investing activities
Investment in exploration and evaluation assets	(306)	(501)
Purchase of securities	(190)	(1,903)
Construction of camp structures	0	(1,175)
Investment in joint venture	(206)	(42)
Purchase of equipment	(243)	(170)
Royalty buy-down	(99)	0
Reclamation deposit	0	30
Cash used in investing activities	(1,044)	(3,761)
Financing activities
Net proceeds from US GoldMining IPO	0	24,145
Proceeds from US GoldMining warrant exercises, net of issuance costs	5	4,523
Proceeds from common shares issued upon exercise of options	34	2,188
Open market purchases of US GoldMining shares	0	(3,403)
Payment of lease liabilities	(110)	(106)
Transaction costs on modification of margin loan	0	(73)
Cash generated from financing activities	13,352	38,994
Effect of exchange rate changes on cash	515	(19)
Net increase (decrease) in cash and cash equivalents and restricted cash	(9,705)	13,382
Beginning of year	21,707	8,325
End of year	12,002	21,707
Margin loan facility [member]
Financing activities
Payment of borrowings	0	(9,595)
Interest paid	0	(884)
ATM program [member]
Financing activities
Net proceeds from At-the-Market offering, net of issuance costs	12,786	22,199
ATM program [member] | U.S. GoldMining Inc. [member]
Financing activities
Net proceeds from At-the-Market offering, net of issuance costs	$ 637	$ 0